NON-CONTROLLING INTEREST	12 Months Ended
Nov. 30, 2021
Non-controlling Interest
NON-CONTROLLING INTEREST

25.  NON-CONTROLLING INTEREST

The following table presents the changes in equity attributable to the 49% non-controlling interest in Majesco:

	2021	2020
	$	$
Balance, beginning of year	-	1,411,239
Share of loss for the year	-	(1,411,239)
Balance, end of year	-	-

The following table presents the loss and comprehensive loss attributable to non-controlling interest:

		For the year ended November 30,
	Note	2021	2020	2019
		$	$	$
Loss attributable to non-controlling interest from discontinued operations	22	-	(1,411,239)	(33,049)